BUSINESS COMBINATION UNDER COMMON CONTROL	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION UNDER COMMON CONTROL

NOTE 6 – BUSINESS COMBINATION UNDER COMMON CONTROL

On November 16, 2020, the Company completed the acquisition of 79.49% of the shares of Cust2mate (“the merger”). The Cust2Mate Shares were purchased from Mr. Bentsur Joseph, who is also the Company’s Chief Executive Officer and the controlling shareholder. The Company paid total consideration for the Cust2Mate Shares of $1,566 (“Cust2Mate Consideration”), which included the exercise of the Cust2Mate Option. The Cust2Mate Consideration was paid from the proceeds of the November 2020 Private Placement (see Note 13 O). The acquisition of Cus2Mate was accounted for as a merger between entities under common control, therefore comparative financial statements were restated to reflect the merger as of the beginning of earliest period presented, i.e. January 1, 2019, under which both entities were under common control. The assets and liabilities of Cus2Mate were recorded based on their Carry-Over basis. The company accounted for the difference between the Cus2Mate consideration and the net asset value as a debit to ‘Accumulated Deficit’.

Impact of implementation of the Cust2Mate consolidation in accordance with pooling of interest method as of January 1, 2019:

	A2Z	Cust2Mate	Eliminating entries		Total
	31/12/19	31/12/19			31/12/19
ASSETS
Cash and cash equivalents	$289	$73	$-		$362
Inventories	38	-	-		38
Trade receivables	244	-	-		244
Financial asset	5,624	-	(5,624)		-
Other accounts receivable	1,106	154	-		1,260
Intangible asset - patent, net	2,341	15	-		2,356
Property, plant and equipment, net	326	2	-		328
Long term deposit	30	-	-		30
Deferred taxes, net	16	-	-		16

LIABILITIES

Short term loan and current portion of long term loans	200	-	-		200
Lease liability	63	-	-		63
Trade payables	471	38	-		509
Other accounts payable	422	-	-		1,988
Long term loans	152	204	-		356
Severance payment, net	159	-	-		159
Total shareholders’ equity	8,547	2	(7,190	)(*)	1,359

(*)	Including consideration paid of $1,566 which was recorded on November 16, 2020.

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 6 – BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED):

	A2Z	Cust2Mate	Eliminating entries	Total
	31/12/19	31/12/19		31/12/19

Revenues	1,306	78	-	1,384
Cost of revenues	(783)	-	-	(783)
General and administrative expenses	(744)	(10)	-	(754)
Research and development expenses	(219)	(195)	-	(414)
Marketing and selling	(87)	-	-	(87)
Listing Expense	(1,792)	-	-	(1,792)
Financial expenses	(109)	-	-	(109)
Income tax (expense)	(380)	-	-	(380)

CASH FLOWS
Cash flows from operating activities	(1,410)	(104)	-	(1,514)
Cash flows from investing activities	(26)	(4)	-	(30)
Cash flows from financing activities	1,665	170	-	1,835